13. ACCUMULATED OTHER COMPREHENSIVE INCOME (OCI) (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
AccumulatedOtherComprehensiveIncomeOciDetailsTextualsAbstract
Currency translation adjustment	$ 929,806	$ 1,939,546	$ 3,253,019	$ 1,901,351
Total Accumulated OCI, beginning of period	929,806	1,939,546	3,253,019	1,901,351
Currency translation adjustments	1,099,467	1,921,720	(1,223,746)	1,959,915
Total Other comprehensive income (loss) for the period	1,099,467	1,921,720	(1,223,746)	1,959,915
Currency translation adjustment	2,029,273	3,861,266	2,029,273	3,861,266
Total Accumulated OCI, end of period	$ 2,029,273	$ 3,861,266	$ 2,029,273	$ 3,861,266